Quarterly Report
December 31, 2021
MFS®  Mississippi
Municipal Bond Fund
MMP-Q3

Portfolio of Investments
12/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.8%
Airport Revenue – 1.1%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$119,295
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2024	80,000	88,616
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2025	110,000	126,154
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2026	165,000	194,948
Salt Lake, UT, International Airport Rev., “A”, 5%, 7/01/2027	205,000	248,217
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	50,461
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	258,267
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	39,086
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	67,005
		$1,192,049
General Obligations - General Purpose – 24.1%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$220,000	$235,341
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	45,000	51,048
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2033	65,000	73,860
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2035	50,000	62,674
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2040	20,000	22,688
Chicago, IL, General Obligation, “F”, 5.5%, 1/01/2042	135,000	153,016
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,025,000	909,687
Jackson, MS, General Obligation Refunding, 5%, 3/01/2027	700,000	849,559
Jackson, MS, General Obligation Refunding, 5%, 3/01/2028	550,000	685,086
Mississippi Development Bank Special Obligation (Biloxi General Obligation), 4%, 3/01/2037	500,000	585,445
Mississippi Development Bank Special Obligation (City of Jackson, Mississippi General Obligation Capital City Convention Center Refunding Project), 5%, 3/01/2025	1,000,000	1,127,483
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2039	520,000	599,409
Mississippi Development Bank Special Obligation (Gulfport Public Improvement General Obligation), 4%, 9/01/2041	500,000	574,593
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,348,497
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2044	115,000	132,889
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 4%, 2/01/2045	500,000	585,081
Mississippi Development Bank Special Obligation (Hattiesburg General Obligation), 5.25%, 2/01/2049	750,000	948,719
Mississippi Development Bank Special Obligation (Hinds County), 5%, 11/01/2032	500,000	604,220
Mississippi Development Bank Special Obligation (Hinds County), 4%, 11/01/2042	500,000	570,396
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2028	300,000	373,073
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2029	200,000	246,774
Mississippi Development Bank Special Obligation (Lauderdale County, Mississippi General Obligation Bond Project), 5%, 3/01/2031	200,000	245,556
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,205,801
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,206,330
Mississippi Development Bank Special Obligation (Vicksburg Sports Complex General Obligation Bond Project), BAM, 5%, 7/01/2048	1,000,000	1,221,759
Mississippi Development Bank Special Obligation (Warren County Public Improvement General Obligation), “B”, 5%, 9/01/2031	375,000	499,800
Mississippi General Obligation, “A”, 5%, 6/01/2031	1,000,000	1,306,047
Mississippi General Obligation, “B”, 3%, 10/01/2035	875,000	977,207
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	150,000	154,496
State of Illinois, General Obligation, 5.5%, 5/01/2039	150,000	191,656
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	130,000	164,394
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	190,000	244,777
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,240,758
State of Mississippi, “A”, 5%, 11/01/2036	1,000,000	1,209,073
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,212,140
State of Mississippi, “B”, 4%, 10/01/2036	1,000,000	1,203,460
State of Mississippi, “B”, 4%, 10/01/2038	1,000,000	1,195,880
State of Mississippi, “C”, 4%, 10/01/2041	1,000,000	1,176,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
State of Mississippi, “D”, 4%, 12/01/2030	$1,000,000	$1,178,994
		$26,574,458
General Obligations - Schools – 12.5%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	$20,000	$23,905
Lamar County, MS, School District, 5%, 9/01/2031 (Prerefunded 9/01/2023)	1,095,000	1,180,154
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,161,306
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2036	500,000	587,496
Mississippi Development Bank Special Obligation (Clinton Public School District), 4%, 4/01/2037	500,000	586,387
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031 (Prerefunded 4/01/2024)	500,000	551,566
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032 (Prerefunded 4/01/2024)	500,000	551,566
Mississippi Development Bank Special Obligation (Hinds County School District), 5%, 3/01/2043	450,000	552,022
Mississippi Development Bank Special Obligation (Jackson Public School District General Obligation), BAM, 4%, 10/01/2035	250,000	290,759
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project), “B”, 5%, 10/01/2023	530,000	559,582
Mississippi Development Bank Special Obligation (Jackson Public School District), BAM, 5.25%, 10/01/2037	1,000,000	1,254,487
Mississippi Development Bank Special Obligation (Lafayette County School District General Obligation Bond Project), BAM, 5%, 4/01/2030	100,000	127,024
Mississippi Development Bank Special Obligation (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	515,000	617,620
Mississippi Development Bank Special Obligation (Rankin County), 4%, 6/01/2043	750,000	859,942
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	1,500,000	1,850,143
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2025	470,000	530,792
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2026	145,000	168,765
Natchez-Adams, MS, School District Trust Certificates, 5%, 2/01/2030	1,245,000	1,576,904
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	797,934
		$13,828,354
Healthcare Revenue - Hospitals – 7.8%
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	$5,000	$6,102
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	50,000	57,411
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	500,000	579,266
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	465,000	570,770
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	535,000	611,484
Mississippi Hospital Equipment & Facilities Authority Refunding Rev. (Forrest County General Hospital Refunding Project), “A”, 5%, 1/01/2028	575,000	700,028
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,029,215
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	500,000	563,847
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	1,000,000	1,148,086
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	585,000	701,557
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2037	1,500,000	1,870,495
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	655,000	744,663
		$8,582,924
Industrial Revenue - Other – 0.7%
Jackson County, MS, Development Bank Special Obligation (Gomesa Project), 3.625%, 11/01/2036 (n)	$500,000	$496,861
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	290,000	319,965
		$816,826
Industrial Revenue - Paper – 1.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$761,464
Warren County, MS, Environmental Improvement Rev. (International Paper Co. Project), “B”, 1.6%, 8/01/2027 (Put Date 6/16/2025)	1,000,000	1,030,927
		$1,792,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – 1.8%
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2029	$280,000	$357,937
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2030	720,000	940,001
Mississippi Development Bank Special Obligation (Itawamba Community College Capital Improvement Project), 5%, 10/01/2031	505,000	656,384
		$1,954,322
Sales & Excise Tax Revenue – 6.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$5,000	$6,132
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	5,000	6,225
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	5,000	6,361
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	30,000	34,553
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	40,000	45,083
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	270,000	305,911
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	40,000	46,611
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	80,000	95,993
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	80,000	98,434
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	15,000	18,895
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2030	35,000	44,988
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	35,000	44,387
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	45,000	57,893
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	35,000	41,167
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	30,000	35,222
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	981,221
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2030	1,650,000	2,136,472
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	20,000	22,802
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	929,000	1,075,371
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	203,000	228,740
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	71,000	80,003
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,130
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	33,000	37,772
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	1,000	965
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	38,000	35,135
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	6,143
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	346,000	281,487
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	330,000	250,138
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,891,000	642,618
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	115,000	122,662
		$6,790,514
Single Family Housing - State – 4.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “D-1”, GNMA, 4%, 11/15/2047	$310,000	$332,090
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 4%, 7/01/2047	315,000	337,070
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	265,000	291,408
Mississippi Home Corp., Single Family Mortgage Rev., “A”, GNMA, 3%, 12/01/2050	1,475,000	1,584,640
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 2.875%, 12/01/2043	1,000,000	1,046,108
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	1,000,000	1,079,324
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.7%, 10/01/2037	345,000	360,545
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	355,000	389,910
		$5,421,095
State & Local Agencies – 5.9%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$25,000	$30,542
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	25,000	30,465
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	10,000	12,163

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	$115,000	$144,012
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	225,000	273,521
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2026 (Prerefunded 1/01/2023)	1,105,000	1,157,729
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029 (Prerefunded 1/01/2023)	500,000	523,860
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030 (Prerefunded 1/01/2023)	500,000	523,860
Mississippi Development Bank Special Obligation (Laurel Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	735,000
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	501,905
Mississippi Development Bank Special Obligation (Tupelo Public Improvement Rev. Project), 5%, 7/01/2049	1,500,000	1,876,062
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	100,000	118,077
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	210,000	259,508
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	280,000	315,902
		$6,502,606
Student Loan Revenue – 0.2%
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	$45,000	$47,417
Iowa Student Loan Liquidity Corp. Rev., “B”, 3.5%, 12/01/2044	110,000	113,224
		$160,641
Tax - Other – 3.9%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$455,000	$539,753
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	510,000	520,188
State of Mississippi, Gaming Tax Rev., “A”, 4%, 10/15/2038	1,000,000	1,150,231
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	1,305,000	1,507,380
Triborough Bridge & Tunnel Authority, NY, Payroll Mobility Tax, ”C-3“, 3%, 5/15/2051	545,000	579,007
		$4,296,559
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$70,000	$87,971
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	1,285,000	212,685
		$300,656
Toll Roads – 0.6%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$121,715
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	85,000	93,657
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	160,000	164,332
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	317,399
		$697,103
Transportation - Special Tax – 1.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	$10,000	$10,138
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	555,000	574,159
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	255,000	262,926
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2038 (w)	30,000	34,986
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2039 (w)	65,000	75,580
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2040 (w)	60,000	69,591
New Jersey Transportation Trust Fund Authority, “A”, 4%, 6/15/2041 (w)	55,000	63,594
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2029 (w)	30,000	37,218
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030 (w)	25,000	31,608
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2031 (w)	40,000	51,524
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032 (w)	30,000	39,389
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033 (w)	40,000	52,165
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034 (w)	35,000	45,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035 (w)	$35,000	$45,128
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036 (w)	35,000	44,889
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037 (w)	20,000	25,534
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	60,000	74,512
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	40,000	49,437
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	194,781
		$1,782,550
Universities - Colleges – 10.3%
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	$370,000	$427,130
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,156,665
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AAC, 5.5%, 12/01/2023	320,000	342,721
Mississippi State University, Educational Building Corp. Refunding Rev. (Mississippi State University Facilities Refinancing), “A”, 4%, 8/01/2043	600,000	688,132
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2031	500,000	578,622
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038 (Prerefunded 8/01/2023)	1,000,000	1,078,492
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 4%, 6/01/2047	1,000,000	1,131,483
University of Mississippi Medical Center, Educational Building Corp. Rev. (New Facilities & Refinancing Project), “A”, 5%, 6/01/2047	1,250,000	1,484,849
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 10/01/2028	115,000	144,643
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), 5%, 9/01/2034	1,480,000	1,749,483
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	745,000	842,583
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,515,000	1,787,784
		$11,412,587
Utilities - Cogeneration – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$120,000	$123,000
Utilities - Investor Owned – 0.4%
Mississippi Business Finance Corp. Refunding Rev. (System Energy Resources, Inc. Project), 2.375%, 6/01/2044	$500,000	$480,945
Utilities - Municipal Owned – 2.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$346,590
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	82,204
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	92,839
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	582,308
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	240,000	239,100
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	35,000	34,869
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	19,625
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	10,000
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	90,000	90,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	9,763
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	90,000	87,862
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	150,000	149,437
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,160
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,855
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	49,188
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	10,000	10,119
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	39,050
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	40,000	39,850
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	5,000	4,981
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	120,000	119,550
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	500,000	524,982
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	60,000	60,642
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2030	105,000	111,992
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	10,000	10,683

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	$10,000	$10,013
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	15,000	15,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	60,000	58,575
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	65,000	65,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	20,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	60,000	60,000
		$3,040,237
Utilities - Other – 0.1%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	$95,000	$97,957
Water & Sewer Utility Revenue – 10.9%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$34,256
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	164,272
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,664
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,468
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	120,000	146,754
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,290,780
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	25,000	27,673
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	30,000	33,113
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,588
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	38,641
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2033	200,000	243,083
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2035	405,000	490,351
Mississippi Development Bank Special Obligation (Diamondhead Water & Sewer District), 4%, 7/01/2037	545,000	656,810
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	831,197
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,224,084
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2045	1,305,000	1,537,714
Mississippi Development Bank Special Obligation (Meridian Combined Water and Sewer Rev. Project), BAM, 4%, 7/01/2050	1,500,000	1,759,110
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2043 (Prerefunded 1/01/2028)	1,000,000	1,241,595
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2048 (Prerefunded 1/01/2028)	1,000,000	1,241,595
		$12,042,748
Total Municipal Bonds		$107,890,522
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$161,000	$144,356
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	300,000	97,616
Total Bonds		$241,972
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 0.07% (v)	1,368,078	$1,368,078

Other Assets, Less Liabilities – 0.8%		874,245
Net Assets – 100.0%		$110,374,817
(a)	Non-income producing security.
(d)	In default.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,368,078 and $108,132,494, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,181,460, representing 1.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
GNMA	Government National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$107,890,522	$—	$107,890,522
U.S. Corporate Bonds	—	241,972	—	241,972
Mutual Funds	1,368,078	—	—	1,368,078
Total	$1,368,078	$108,132,494	$—	$109,500,572
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$38,650	$19,889,447	$18,560,019	$—	$—	$1,368,078
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,005	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2021, are as follows:
Mississippi	77.4%
Puerto Rico	6.3%
Massachusetts	2.9%
Illinois	1.5%
Guam	1.2%
New Jersey	1.2%
South Carolina	1.0%
Tennessee	1.0%
Alabama	0.8%
New York	0.8%
California	0.7%
Virginia	0.7%
Maryland	0.6%
Utah	0.6%
Iowa	0.5%
Michigan	0.5%
Pennsylvania	0.4%
Connecticut	0.3%
Ohio	0.3%
Texas	0.3%
Colorado	0.1%
Wisconsin	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.